RELATED PARTY TRANSACTIONS (Details Narrative)	Mar. 24, 2025 USD ($)	Dec. 31, 2024 USD ($)	Apr. 10, 2023 USD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 24, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Long term loan payable									$ 419,229
Mr Wan [Member]
Related Party Transaction [Line Items]
Long term notes and loans payable-related party		$ 428,790			541,730	¥ 3,931,167
Maturity date		Dec. 31, 2029
Long term loan payable				$ 393,314	385,850
MR Barry Wan [Member]
Related Party Transaction [Line Items]
Long term notes and loans payable-related party					288,860	2,096,172
Long term loan payable					385,850	2,800,000
Mr. Wan’s Spouse [Member]
Related Party Transaction [Line Items]
Long term notes and loans payable-related party		$ 383,598						¥ 2,800,000
Maturity date		Dec. 31, 2029
New Living [Member]
Related Party Transaction [Line Items]
Long term notes and loans payable-related party		$ 29,571
Maturity date		Dec. 31, 2029
Nonrelated Party [Member]
Related Party Transaction [Line Items]
Long term notes and loans payable-related party					541,730	¥ 3,931,167
Maturity date	Dec. 09, 2027	Dec. 31, 2029
Long term loan payable	$ 386,042						¥ 2,800,000
Related Party [Member]
Related Party Transaction [Line Items]
Unsecured debt				860,000	520,000				295,336
Proceeds from issuance of debt			$ 83,300
Related Party [Member] | Mr. Wan’s Spouse [Member]
Related Party Transaction [Line Items]
Unsecured debt									$ 318,507